Accumulated Other Comprehensive Income (Loss), Net of Tax	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss), Net of Tax
Accumulated Other Comprehensive Income (Loss), Net of Tax
The components of AOCI were as follows:

	Unrealized Gain (Loss) on Securities	Net Gain on Cash-Flow Hedging Instruments	Foreign Currency Translation Adjustments	Pension and Other Postretirement Plan Adjustment	Accumulated Other Comprehensive Income (Loss)
For the year ended December 31, 2012
Balance, beginning of year	$1,412	$516	$574	$(1,251)	$1,251
Unrealized gain on securities [1] [2]	1,907	—	—	—	1,907
Change in other-than-temporary impairment losses recognized in other comprehensive income [1]	52	—	—	—	52
Change in net gain on cash-flow hedging instruments [1] [3]	—	(88)	—	—	(88)
Change in foreign currency translation adjustments [1]	—	—	(168)	—	(168)
Change in pension and other postretirement plan adjustment [1]	—	—	—	(111)	(111)
Balance, end of year	$3,371	$428	$406	$(1,362)	$2,843
For the year ended December 31, 2011
Balance, beginning of year	$(664)	$385	$467	$(1,178)	$(990)
Unrealized gain on securities [1] [2]	2,067	—	—	—	2,067
Change in other-than-temporary impairment losses recognized in other comprehensive income [1]	9	—	—	—	9
Cumulative effect of accounting change	—	—	—	—	—
Change in net gain on cash-flow hedging instruments [1] [3]	—	131	—	—	131
Change in foreign currency translation adjustments [1]	—	—	107	—	107
Change in pension and other postretirement plan adjustment [1]	—	—	—	(73)	(73)
Balance, end of year	$1,412	$516	$574	$(1,251)	$1,251
For the year ended December 31, 2010
Balance, beginning of year	$(2,866)	$257	$192	$(1,055)	$(3,472)
Unrealized gain on securities [1] [2]	1,889	—	—	—	1,889
Change in other-than-temporary impairment losses recognized in other comprehensive income [1]	116	—	—	—	116
Cumulative effect of accounting change	197	—	—	—	197
Change in net gain on cash-flow hedging instruments [1] [3]	—	128	—	—	128
Change in foreign currency translation adjustments [1]	—	—	275	—	275
Change in pension and other postretirement plan adjustment [1]	—	—	—	(123)	(123)
Balance, end of year	$(664)	$385	$467	$(1,178)	$(990)

[1]
Included in the unrealized gain (loss) balance as of December 31, 2012, 2011 and 2010 was net unrealized gains (losses) credited to policyholders of $(20), $(65), and $(87), respectively. Included in the AOCI components were the following:

•	Unrealized gain (loss) on securities is net of tax and deferred acquisition costs of $1,600, $1,126, and $3,407, for the years ended December 31, 2012, 2011 and 2010 , respectively.

•
Change in other-than-temporary impairment losses recognized in other comprehensive income is net of changes in the fair value of non-credit impaired securities of $147, $112 and $647 for the years ended December 31, 2012, 2011 and 2010, respectively, and net of tax and deferred acquisition costs of $(55), $(14) and $(113) for the years ended December 31, 2012, 2011 and 2010, respectively.

•	Net gain (loss) on cash-flow hedging instruments is net of tax of $(47), $71, and $69 for the years ended December 31, 2012, 2011 and 2010, respectively.

•	Changes in foreign currency translation adjustments are net of tax of $(90), $58 and $148 for the years ended December 31, 2012, 2011 and 2010, respectively.

•	Change in pension and other postretirement plan adjustment is net of tax of $(60), $(39), and $(66) for the years ended December 31, 2012, 2011 and 2010, respectively.

[2]	Net of reclassification adjustment for gains (losses) realized in net income of $57, $88, and $(78) for the years ended for the years ended December 31, 2012, 2011 and 2010, respectively.

[3]	Net of amortization adjustment of $139, $125, and $94 to net investment income for the years ended December 31, 2012, 2011 and 2010, respectively.